Executive and Supervisory Board Compensation - Supervisory Board Compensation (Details) - Supervisory Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executive and Supervisory Board Compensation
Total compensation	€ 3,856	€ 3,755	€ 3,770
Thereof fixed compensation	3,176	3,149	3,218
Thereof committee remuneration	€ 680	€ 606	€ 553